UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-06490

Dreyfus Premier Investment Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	10/31
Date of reporting period:	01/31/17

The following N-Q relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q will be filed for any series with a different fiscal year end, as appropriate.

Dreyfus Diversified International Fund

Dreyfus Global Infrastructure Fund

Dreyfus Global Real Estate Securities Fund

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Diversified International Fund
January 31, 2017 (Unaudited)

Registered Investment Companies - 98.4%	Shares		Value ($)
Foreign Equity - 98.4%
Dreyfus Emerging Markets Fund, Cl. Y	2,443,351	[a]	23,114,099
Dreyfus International Equity Fund, Cl. Y	8,524,270	[a,b]	284,199,164
Dreyfus International Small Cap Fund, Cl. Y	3,947,282	[a]	52,340,961
Dreyfus/Newton International Equity Fund, Cl. Y	12,824,997	[a,b]	230,465,194
International Stock Fund, Cl. Y	13,257,375	[a,b]	201,909,826
(cost $699,105,639)			792,029,244
Total Investments (cost $699,105,639)	98.4%		792,029,244
Cash and Receivables (Net)	1.6%		12,714,919
Net Assets	100.0%		804,744,163

[a]	Investment in affiliated mutual fund.
[b]

The fund’s investment in the Dreyfus International Equity Fund, Dreyfus/Newton International Equity Fund and the International Stock Fund represents 35.3%, 28.6%, and 25.1%, respectively, of the fund’s net assets. All three funds seek to provide long-term capital appreciation.

Portfolio Summary (Unaudited)†	Value (%)
Mutual Funds: Foreign	98.4

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Diversified International Fund
January 31, 2017 (Unaudited)

The following is a summary of the inputs used as of January 31, 2017 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Registered Investment
Companies	792,029,244	-	-	792,029,244

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments are valued at the net asset value of each underlying fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date and are generally categorized within Level 1 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before

NOTES

the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

At January 31, 2017, accumulated net unrealized appreciation on investments was $92,923,605, consisting of $92,923,605 gross unrealized appreciation and $0 gross unrealized depreciation.

At January 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Global Infrastructure Fund
January 31, 2017 (Unaudited)

Common Stocks - 98.0%	Shares		Value ($)
Australia - 7.4%
APA Group	26,940		172,031
DUET Group	15,240		32,362
Sydney Airport	27,874		123,666
Transurban Group	178,960		1,384,372
Vocus Communications	9,950		30,486
			1,742,917
Austria - .5%
Flughafen Wien	4,200		118,562
Canada - 9.9%
Canadian National Railway	2,210		153,600
Canadian Pacific Railway	1,670		252,582
Emera	4,310		150,506
Enbridge	18,962		807,297
Fortis	4,260		136,975
Inter Pipeline	13,390		290,387
TransCanada	11,298		533,014
			2,324,361
France - 1.0%
Aeroports de Paris	2,101		232,928
Germany - .3%
Hamburger Hafen und Logistik	3,080		62,657
Hong Kong - 2.6%
Cheung Kong Infrastructure Holdings	8,017		64,631
CLP Holdings	19,401		189,662
Hong Kong & China Gas	64,254		121,404
Hopewell Highway Infrastructure	72,018		38,056
MTR	8,160		41,647
Power Assets Holdings	16,701		160,469
			615,869
Italy - 3.3%
Atlantia	27,940		634,897
Italgas	20,888	[a]	79,371
Snam	14,180		53,882
			768,150

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.0% (continued)	Shares		Value ($)
Japan - 5.4%
East Japan Railway	3,300		298,990
Kansai Electric Power	15,500	[a]	165,351
Kyushu Electric Power	12,900	[a]	143,727
Okinawa Electric Power	2,100		48,543
Osaka Gas	17,800		66,638
Toho Gas	5,300		39,570
Tohoku Electric Power	11,000		134,054
Tokyo Electric Power Co. Holdings	15,800	[a]	60,592
Tokyo Gas	34,000		150,502
West Japan Railway	2,700		175,999
			1,283,966
Luxembourg - .7%
SES	8,129		158,043
New Zealand - 2.0%
Auckland International Airport	94,120		472,344
Singapore - .7%
Hutchison Port Holdings Trust	370,657		157,529
South Korea - .6%
Korea Electric Power	2,930	[a]	107,029
Korea Gas	918	[a]	36,575
			143,604
Spain - 9.6%
Abertis Infraestructuras	70,534		1,008,499
Aena	6,205	[b]	899,921
Cellnex Telecom	5,766	[b]	81,913
Enagas	2,733		66,972
Iberdrola	17,934		112,945
Red Electrica	5,403		96,412
			2,266,662
Switzerland - .6%
Flughafen Zuerich	732		143,582
United Kingdom - 4.4%
Centrica	65,634		185,200
Inmarsat	7,280		55,682
National Grid	53,937		629,472
Severn Trent	5,758		164,429
			1,034,783
United States - 49.0%
Alliant Energy	5,014		188,777
American Electric Power	9,160		586,790

Common Stocks - 98.0% (continued)	Shares		Value ($)
United States - 49.0% (continued)
American Tower	6,810	[c]	704,835
American Water Works	4,441		326,147
Aqua America	1,845		56,106
Atmos Energy	3,170		241,491
CMS Energy	8,120		345,912
Communications Sales & Leasing	11,220	[c]	294,862
Crown Castle International	2,570	[c]	225,723
CSX	6,740		312,669
Dominion Resources	5,380		410,386
DTE Energy	5,757		567,870
Duke Energy	2,740		215,200
Edison International	7,080		515,990
Exelon	6,817		244,594
Great Plains Energy	6,879		189,516
Kinder Morgan	28,510		636,913
NextEra Energy	7,790		963,779
NiSource	5,122		114,579
Norfolk Southern	3,547		416,631
OGE Energy	3,033		101,727
PG&E	10,259		634,930
Pinnacle West Capital	2,587		200,829
Plains GP Holdings, Cl. A	8,500		275,825
PNM Resources	1,747		60,097
PPL	4,190		145,980
Public Service Enterprise Group	2,646		117,085
SCANA	2,864		196,757
Sempra Energy	3,686		377,410
Southern	12,263		606,160
Spectra Energy	1,850		77,053
Spire	1,055		68,575
Union Pacific	3,570		380,491
Williams Cos.	9,200		265,328
Xcel Energy	11,510		475,593
			11,542,610
Total Common Stocks (cost $22,299,833)			23,068,567
Master Limited Partnerships - 1.3%
United States - 1.3%
Noble Midstream Partners LP	3,070		133,299
USA Compression Partners LP	3,020		57,984

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Master Limited Partnerships - 1.3% (continued)
United States - 1.3% (continued)
Western Gas Partners LP	1,850	113,553
(cost $301,377)		304,836
Other Investment - .9%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund
(cost $207,951)	207,951 [d]	207,951
Total Investments (cost $22,809,161)	100.2%	23,581,354
Liabilities, Less Cash and Receivables	(.2%)	(37,587)
Net Assets	100.0%	23,543,767

LP—Limited Partnership

[a]	Non-income producing security.
[b]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2017, these securities were valued at $981,834 or 4.17% of net assets.

[c]	Investment in real estate investment trust.
[d]	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Transportation	34.3
Energy	27.9
Electric	27.9
Specialty	5.2
Infrastructure	2.6
Telecommunications Services	1.4
Money Market Investment	.9
100.2

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Global Infrastructure Fund
January 31, 2017 (Unaudited)

The following is a summary of the inputs used as of January 31, 2017 in valuing the fund’s investments:

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Domestic Common
Stocks†	11,542,610	-	-	11,542,610
Equity Securities - Foreign Common
Stocks†	11,525,957	-	-	11,525,957
Master Limited Partnerships†	304,836	-	-	304,836
Registered Investment Company	207,951	-	-	207,951

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

At January 31, 2017, accumulated net unrealized appreciation on investments was $772,193, consisting of $1,426,058 gross unrealized appreciation and $653,865 gross unrealized depreciation.

At January 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTES

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Global Real Estate Securities Fund
January 31, 2017 (Unaudited)

Common Stocks - 99.1%	Shares		Value ($)
Australia - 6.3%
Dexus Property Group	579,720		3,948,130
Goodman Group	1,106,720		5,808,188
GPT Group	1,571,010		5,575,985
Investa Office Fund	425,690		1,452,790
Mirvac Group	3,854,050		5,933,490
Scentre Group	4,100,890		13,684,458
Stockland	1,060,601		3,498,953
Westfield	961,220		6,407,793
			46,309,787
Canada - 2.5%
Allied Properties Real Estate Investment Trust	137,560		3,583,696
Dream Office Real Estate Investment Trust	353,940		5,225,120
RioCan Real Estate Investment Trust	71,030		1,419,781
Smart Real Estate Investment Trust	334,600		8,233,538
			18,462,135
Finland - .2%
Citycon	564,690		1,403,267
France - 2.8%
Klepierre	198,040		7,514,553
Unibail-Rodamco	55,270		12,705,507
			20,220,060
Germany - 3.6%
alstria office REIT	319,760	[a]	3,992,038
Deutsche Wohnen-BR	346,550		11,275,454
LEG Immobilien	33,590	[a]	2,634,695
Vonovia	250,730		8,193,012
			26,095,199
Hong Kong - 7.3%
Cheung Kong Property Holdings	1,780,280		11,793,733
Hang Lung Properties	1,278,000		3,162,510
Henderson Land Development	401,700		2,228,819
Hongkong Land Holdings	1,070,100		7,223,175
Link REIT	1,379,500		9,449,848
New World Development	4,312,918		5,002,805
Sun Hung Kai Properties	690,000		9,551,096

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.1% (continued)	Shares		Value ($)
Hong Kong - 7.3% (continued)
Wharf Holdings	652,000		4,920,105
			53,332,091
Ireland - .4%
Green REIT	1,923,090		2,698,782
Japan - 10.9%
Activia Properties	931		4,551,519
Advance Residence Investment	1,249		3,295,342
GLP J-Reit	98		112,573
Japan Hotel REIT Investment	3,645		2,559,990
Japan Rental Housing Investments	3,311		2,422,182
Japan Retail Fund Investment	2,253		4,820,873
Kenedix Office Investment	284		1,675,175
Kenedix Residential Investment	567		1,574,302
Kenedix Retail REIT	1,114		2,684,611
LaSalle Logiport REIT	1,611		1,535,237
Mitsubishi Estate	617,000		11,817,045
Mitsui Fudosan	737,000		17,078,740
Mori Hills REIT Investment	2,621		3,563,223
Nippon Building Fund	1,273		7,305,854
Nippon Prologis REIT	1,407		2,940,856
Orix JREIT	2,834		4,635,903
Sumitomo Realty & Development	255,000		6,919,848
			79,493,273
Netherlands - .4%
Wereldhave	61,390		2,687,283
Norway - .5%
Entra	364,690	[b]	3,935,162
Singapore - 1.8%
Ascendas Real Estate Investment Trust	2,129,800		3,717,535
CapitaLand	2,215,500		5,171,884
Frasers Logistics & Industrial Trust	2,525,000		1,684,110
Keppel REIT	1,702,400		1,220,012
Mapletree Commercial Trust	1,435,655		1,558,557
			13,352,098
Spain - 1.1%
Inmobiliaria Colonial	628,330		4,609,630
Merlin Properties Socimi	312,250		3,490,418
			8,100,048
Sweden - 1.1%
Hufvudstaden	222,960		3,553,249

Common Stocks - 99.1% (continued)	Shares	Value ($)
Sweden - 1.1% (continued)
Wihlborgs Fastigheter	228,490	4,362,341
		7,915,590
Switzerland - .8%
PSP Swiss Property	69,850	6,271,712
United Kingdom - 4.9%
Assura	4,754,115	3,109,962
British Land	779,800	5,719,181
Land Securities Group	855,617	10,699,114
Safestore Holdings	435,920	2,029,588
Segro	562,640	3,266,513
Shaftesbury	416,720	4,594,924
Tritax Big Box REIT	2,286,551	3,981,063
UNITE Group	375,930	2,773,684
		36,174,029
United States - 54.5%
American Homes 4 Rent, Cl. A	231,310	5,153,587
AvalonBay Communities	127,600	22,114,356
Boston Properties	150,280	19,671,652
Camden Property Trust	64,470	5,387,758
Colony Starwood Homes	137,770	4,332,866
Columbia Property Trust	191,530	4,261,542
CubeSmart	505,150	12,694,419
CyrusOne	277,179	13,348,941
DDR	563,060	8,547,251
Douglas Emmett	279,968	10,593,989
Duke Realty	478,100	11,632,173
Equinix	21,010	8,088,430
Equity Residential	130,380	7,923,193
Essex Property Trust	27,062	6,070,007
Forest City Realty Trust, Cl. A	134,600	3,047,344
GGP	261,910	6,505,844
HCP	456,658	13,845,871
Healthcare Trust of America, Cl. A	206,720	6,009,350
Highwoods Properties	113,750	5,847,887
Hilton Worldwide Holdings	124,409	7,163,470
Host Hotels & Resorts	666,230	12,038,776
Hudson Pacific Properties	153,130	5,422,333
Kimco Realty	451,950	11,249,035
Macerich	161,990	11,127,093
Omega Healthcare Investors	115,740	3,711,782

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.1% (continued)	Shares	Value ($)
United States - 54.5% (continued)
Parkway	201,540	4,290,787
Prologis	348,070	17,003,219
PS Business Parks	38,980	4,367,319
Public Storage	60,900	13,093,500
Regency Centers	149,550	10,428,121
Simon Property Group	174,290	32,029,273
SL Green Realty	41,026	4,470,603
STAG Industrial	221,390	5,122,965
STORE Capital	457,980	10,835,807
Sunstone Hotel Investors	463,720	6,825,958
UDR	290,480	10,152,276
Ventas	119,370	7,361,548
VEREIT	758,140	6,466,934
Vornado Realty Trust	154,670	16,442,968
Weingarten Realty Investors	221,950	7,908,078
Welltower	246,160	16,320,408
		398,908,713
Total Common Stocks (cost $659,058,080)		725,359,229
Other Investment - .7%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund
(cost $5,356,124)	5,356,124 [c]	5,356,124
Total Investments (cost $664,414,204)	99.8%	730,715,353
Cash and Receivables (Net)	.2%	1,496,673
Net Assets	100.0%	732,212,026

BR—Bearer Certificate
REIT—Real Estate Investment Trust

[a]	Non-income producing security.
[b]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2017, these securities were valued at $3,935,162 or .54% of net assets.

[c]	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Diversified	15.7
Multifamily	9.0
Retail	7.6
Industrial	7.2
Shopping Centers	6.9
Health Care	6.9
Regional Malls	6.8
Office Infill	6.0
Office	5.8
Diversified	5.5
Hotel	3.9
Self-Storage	3.8
Real Estate Services	3.3
Specialty	3.1
Office Suburban	2.7
Residential	2.7
Freestanding	1.5
Money Market Investment	.7
Alternate Housing	.7
99.8

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Global Real Estate Securities Fund
January 31, 2017 (Unaudited)

The following is a summary of the inputs used as of January 31, 2017 in valuing the fund’s investments:

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Domestic Common
Stocks†	398,908,713	-	- 398,908,713
Equity Securities - Foreign Common
Stocks†	326,450,516	-	- 326,450,516
Registered Investment Company	5,356,124	-	-	5,356,124
Other Financial Instruments:
Forward Foreign Currency Exchange
Contracts††	-	6,142	-	6,142
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange
Contracts††	-	(35)	-	(35)

† See Statement of Investments for additional detailed categorizations.
†† Amount shown represents unrealized appreciation (depreciation) at period end.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default

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probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at January 31, 2017 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost		Appreciation
Contracts	Amounts	($)	Value ($)	(Depreciation)($)
Purchases:
Citigroup
Australian Dollar,
Expiring
2/1/2017	985,000	742,749	747,021	4,272
Euro,
Expiring
2/1/2017	166,000	177,328	179,198	1,870
Northern Trust Bank
Hong Kong
Dollars
Expiring
2/1/2017	1,050,000	135,364	135,329	(35)
Gross Unrealized Appreciation				6,142

NOTES

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost		Appreciation
Contracts	Amounts	($)	Value ($)	(Depreciation)($)
Gross Unrealized Depreciation				(35)

At January 31, 2017, accumulated net unrealized appreciation on investments was $66,301,149, consisting of $84,711,729 gross unrealized appreciation and $18,410,580 gross unrealized depreciation.

At January 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Investment Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    March 14, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    March 14, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    March 14, 2017

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)